Commitments and Related Party Transactions - Sponsor loans (Details) - USD ($)	Aug. 24, 2020	Oct. 16, 2020
Related Party Transaction [Line Items]
Maximum amount of loan convertible in to warrants	$ 1,500,000
Warrant exercise price for conversion of loan	$ 1.50
Sponsor
Related Party Transaction [Line Items]
Notes payable, affiliates		$ 166,750
Administrative services agreement | Fertitta Entertainment, Inc
Related Party Transaction [Line Items]
Maximum amount of unsecured promissory note outstanding form sponsors	$ 300,000